Summary of Significant Accounting Policies (Details 2) - item	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Variable interest entity
Number of terms in arrangements to provide financial support to VIEs	0
Consolidated VIE and VIE's subsidiaries
Variable interest entity
Percentage of consolidated revenues contributed by VIE	40.00%	11.00%	68.00%
Percentage of consolidated net income contributed by VIE	32.00%	12.00%	42.00%
Percentage of consolidated total assets contributed by VIE	33.00%	42.00%